Outstanding and Exercisable Share Options (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 90.03
Number of Shares | shares	1,171,393
Weighted Average Remaining Contractual Life	4 years 10 months 10 days
Weighted Average Exercise Price (usd per share)	$ 56.02
Number of Shares | shares	476,666
Weighted Average Exercise Price (usd per share)	$ 38.47
Minimum Range Exercise Price (usd per share)	20.28
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 20.28
Number of Shares | shares	63,824
Weighted Average Remaining Contractual Life	1 year 1 month 28 days
Weighted Average Exercise Price (usd per share)	$ 20.28
Number of Shares | shares	63,824
Weighted Average Exercise Price (usd per share)	$ 20.28
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 20.59
Number of Shares | shares	8,800
Weighted Average Remaining Contractual Life	2 years 1 month 21 days
Weighted Average Exercise Price (usd per share)	$ 20.59
Number of Shares | shares	8,800
Weighted Average Exercise Price (usd per share)	$ 20.59
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 22.30
Number of Shares | shares	84,137
Weighted Average Remaining Contractual Life	2 years 3 months 26 days
Weighted Average Exercise Price (usd per share)	$ 22.30
Number of Shares | shares	84,137
Weighted Average Exercise Price (usd per share)	$ 22.30
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 23.66
Number of Shares | shares	1,711
Weighted Average Remaining Contractual Life	2 years 6 months 26 days
Weighted Average Exercise Price (usd per share)	$ 23.66
Number of Shares | shares	1,711
Weighted Average Exercise Price (usd per share)	$ 23.66
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 24.46
Number of Shares | shares	7,692
Weighted Average Remaining Contractual Life	2 months 1 day
Weighted Average Exercise Price (usd per share)	$ 24.46
Number of Shares | shares	7,692
Weighted Average Exercise Price (usd per share)	$ 24.46
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 26.20
Number of Shares | shares	450
Weighted Average Remaining Contractual Life	4 months 17 days
Weighted Average Exercise Price (usd per share)	$ 26.20
Number of Shares | shares	450
Weighted Average Exercise Price (usd per share)	$ 26.20
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 26.71
Number of Shares | shares	4,450
Weighted Average Remaining Contractual Life	2 years 8 months 9 days
Weighted Average Exercise Price (usd per share)	$ 26.71
Number of Shares | shares	4,450
Weighted Average Exercise Price (usd per share)	$ 26.71
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 32.37
Number of Shares | shares	159,686
Weighted Average Remaining Contractual Life	3 years 3 months 29 days
Weighted Average Exercise Price (usd per share)	$ 32.37
Number of Shares | shares	124,476
Weighted Average Exercise Price (usd per share)	$ 32.37
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 36.22
Number of Shares | shares	5,923
Weighted Average Remaining Contractual Life	3 years 5 months 16 days
Weighted Average Exercise Price (usd per share)	$ 36.22
Number of Shares | shares	3,323
Weighted Average Exercise Price (usd per share)	$ 36.22
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 37.90
Number of Shares | shares	2,520
Weighted Average Remaining Contractual Life	3 years 11 months 5 days
Weighted Average Exercise Price (usd per share)	$ 37.90
Number of Shares | shares	460
Weighted Average Exercise Price (usd per share)	$ 37.90
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 40.83
Number of Shares | shares	72,634
Weighted Average Remaining Contractual Life	4 years 4 months 21 days
Weighted Average Exercise Price (usd per share)	$ 40.83
Number of Shares | shares	37,026
Weighted Average Exercise Price (usd per share)	$ 40.83
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 47.03
Number of Shares | shares	39,477
Weighted Average Remaining Contractual Life	4 years 2 months 1 day
Weighted Average Exercise Price (usd per share)	$ 47.03
Number of Shares | shares	9,626
Weighted Average Exercise Price (usd per share)	$ 47.03
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 48.67
Number of Shares | shares	80,039
Weighted Average Remaining Contractual Life	4 years 2 months 16 days
Weighted Average Exercise Price (usd per share)	$ 48.67
Number of Shares | shares	21,160
Weighted Average Exercise Price (usd per share)	$ 48.67
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 51.35
Number of Shares | shares	2,030
Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Weighted Average Exercise Price (usd per share)	$ 51.35
Number of Shares | shares	418
Weighted Average Exercise Price (usd per share)	$ 51.35
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 65.60
Number of Shares | shares	91,549
Weighted Average Remaining Contractual Life	6 years 4 months 17 days
Weighted Average Exercise Price (usd per share)	$ 65.60
Number of Shares | shares	26,161
Weighted Average Exercise Price (usd per share)	$ 65.60
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 66.47
Number of Shares | shares	6,717
Weighted Average Remaining Contractual Life	5 years 4 months 21 days
Weighted Average Exercise Price (usd per share)	$ 66.47
Number of Shares | shares	1,698
Weighted Average Exercise Price (usd per share)	$ 66.47
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 66.97
Number of Shares | shares	1,872
Weighted Average Remaining Contractual Life	5 years 5 months 12 days
Weighted Average Exercise Price (usd per share)	$ 66.97
Number of Shares | shares	0
Weighted Average Exercise Price (usd per share)	$ 66.97
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 68.39
Number of Shares | shares	190,821
Weighted Average Remaining Contractual Life	5 years 2 months 5 days
Weighted Average Exercise Price (usd per share)	$ 68.39
Number of Shares | shares	65,178
Weighted Average Exercise Price (usd per share)	$ 68.39
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 71.95
Number of Shares | shares	133,256
Weighted Average Remaining Contractual Life	6 years 2 months 1 day
Weighted Average Exercise Price (usd per share)	$ 71.95
Number of Shares | shares	16,076
Weighted Average Exercise Price (usd per share)	$ 71.95
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 83.47
Number of Shares | shares	130,836
Weighted Average Remaining Contractual Life	7 years 2 months 1 day
Weighted Average Exercise Price (usd per share)	$ 83.47
Number of Shares | shares	0
Weighted Average Exercise Price (usd per share)	$ 83.47
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Range Exercise Price (usd per share)	$ 90.03
Number of Shares | shares	82,969
Weighted Average Remaining Contractual Life	7 years 4 months 17 days
Weighted Average Exercise Price (usd per share)	$ 90.03
Number of Shares | shares	0
Weighted Average Exercise Price (usd per share)	$ 90.03